Gains (losses) on disposal and expenses of non-current assets held for sale not classified as discontinued operations	12 Months Ended
Dec. 31, 2022
Non-current Assets Held For Sale
Gains (losses) on disposal and expenses of non-current assets held for sale not classified as discontinued operations

42.	Gains (losses) on disposal and expenses of non-current assets held for sale not classified as discontinued operations

As of December 31, 2022, the result of R$109 million is mainly composed of a profit of R$85 million from the sale of assets received in the recovery processes of credits with customers, and on December 31, 2021, the result of R$48 million is mainly composed of profit of R$101 million from the sale of assets received in the recovery processes of credits with customers, and on December 31, 2020 the result of R$77 million is mainly composed of profit of R$24 million with reversal of the provision for losses on other amounts and assets net of the constitution of the provision for loss of recoverable value of properties, constitution of provision for losses on other amounts and assets and revenue of R$ 49 million from the result in disposal of goods received in the recovery of credits with customers.